Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
10. Accounts payable and accrued liabilities:

	June 30, 2026	December 31, 2025
Trade accounts payable	$8,722	$11,147
Accrued payroll	3,047	2,704
Taxes payable	3,974	3,533
Deferred revenue	204	471
Due to related parties (note 14)	469	78
	$16,416	$17,933